Investments in Affiliates (Summarized Financial Information for Affiliates, Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,661,042	¥ 1,615,276
Non-current assets	1,987,091	2,229,766
Current liabilities	1,595,153	1,481,985
Long-term liabilities	1,263,543	1,549,242
Equity	789,437	813,815
Noncontrolling interests	¥ 2,441	¥ 26,453